Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2024 MMBbls Bcf	Dec. 31, 2023 MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	51	50
Extensions & Discoveries	0	2
Improved Recovery & Infill Drilling	3	1
Technical Revisions	0	3
Acquisitions	0	0
Dispositions	0	0
Production	(5)	(5)
Change for the year	(1)	1
Ending balance	50	51
Developed	30	30
Undeveloped	20	21
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	12	9
Extensions & Discoveries	8	4
Improved Recovery & Infill Drilling	0	0
Technical Revisions	1	1
Acquisitions	5	0
Dispositions	0	0
Production	(3)	(2)
Change for the year	11	3
Ending balance	23	12
Developed	14	9
Undeveloped	9	4
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	276	272
Extensions & Discoveries | Bcf	4	8
Improved Recovery & Infill Drilling | Bcf	9	13
Technical Revisions | Bcf	(9)	8
Acquisitions | Bcf	0	1
Dispositions | Bcf	0	0
Production | Bcf	(26)	(24)
Change for the year | Bcf	(22)	5
Ending balance | Bcf	254	276
Developed | Bcf	149	166
Undeveloped | Bcf	105	110
Coal bed methane [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	0	1
Extensions & Discoveries | Bcf	0	0
Improved Recovery & Infill Drilling | Bcf	0	0
Technical Revisions | Bcf	0	0
Acquisitions | Bcf	0	0
Dispositions | Bcf	0	0
Production | Bcf	0	0
Change for the year | Bcf	0	0
Ending balance | Bcf	0	0
Developed | Bcf	0	0
Undeveloped | Bcf	0	0
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	11	10
Extensions & Discoveries	0	0
Improved Recovery & Infill Drilling	1	0
Technical Revisions	1	2
Acquisitions	0	0
Dispositions	0	0
Production	(1)	(1)
Change for the year	1	1
Ending balance	12	11
Developed	6	6
Undeveloped	6	5
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	121	115
Extensions & Discoveries	9	7
Improved Recovery & Infill Drilling	5	4
Technical Revisions	2	7
Acquisitions	5	0
Dispositions	0	0
Production	(14)	(12)
Change for the year	7	6
Ending balance	128	121
Developed	75	73
Undeveloped	53	48